Deposits: (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense on deposits
Demand and NOW accounts	$ 1,180	$ 1,435	$ 1,553
Money market accounts	58	108	113
Savings	71	114	130
Other time deposits	9,262	12,550	15,588
Total	$ 10,571	$ 14,207	$ 17,384